Liquidity and Operations	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
LIQUIDITY AND OPERATIONS

4. LIQUIDITY AND OPERATIONS

The Company had a net loss of $4,616,135 for the six months ended June 30, 2022, which includes net income from discontinued operations of zero, a net loss of $6,917,441 for the six months ended June 30, 2021, which includes net income from discontinued operations of $71,695, and net cash used in operating activities of $(2,923,954) and $(4,047,679), in the same periods, respectively.

As of June 30, 2022, the Company had a short-term borrowing relationship with two lenders. The lenders provided short-term and long-term financing under a secured borrowing arrangement, using our accounts receivable as collateral, disclosed in footnote 6, as well as convertible notes disclosed in footnote 7. As of June 30, 2022, there were no unused sources of liquidity, nor were there any commitments of material capital expenditures.

While the Company expects that its capital needs in the foreseeable future may be met by cash-on-hand and projected positive cash-flow, there is no assurance that the Company will be able to generate enough positive cash flow to finance its growth and business operations in which event, the Company may need to seek outside sources of capital. There can be no assurance that such capital will be available on terms that are favorable to the Company or at all.

4.	LIQUIDITY AND OPERATIONS

The Company had a net loss of $8,482,771 for the year ended December 31, 2021, which includes net income from discontinued operations of $73,614, and $1,270,650 for the year ended December 31, 2020, which includes net income from discontinued operations of $205,713 and net cash used in operating activities of $(4,958,822) and used in operating activities of $(1,812,623), in the same periods, respectively.

As of December 31, 2021, the Company had a short-term borrowing relationship with two lenders. The lenders provided short-term and long-term financing under a secured borrowing arrangement, using our accounts receivable as collateral or uncollateralized term loans, disclosed in footnote 7, as well as convertible notes disclosed in footnote 8. As of December 31, 2021, there were no unused sources of liquidity, nor were there any commitments of material capital expenditures.

While the Company expects that its capital needs in the foreseeable future may be met by cash-on-hand and projected positive cash-flow, there is no assurance that the Company will be able to generate enough positive cash flow or have sufficient capital to finance its growth and business operations, or that such capital will be available on terms that are favorable to the Company or at all.  It could become difficult for the Company to obtain working capital and other business financing.  There is no assurance that the Company would be able to obtain additional working capital through the sale of its securities or from any other source.